Bank borrowings	12 Months Ended
Dec. 31, 2025
Bank borrowings
Bank borrowings

16.          Bank borrowings

	December 31,	December 31,
(In thousands)	2024	2025
Current:
Short-term bank borrowings (Note a)	1,391	33,652
Long-term bank borrowings, current portion (Note b)	696	3,557
Total	2,087	37,209
Non-current:
Long-term bank borrowings (Note b)	27,127	38,413
Total	27,127	38,413

Notes:

(a)	In April 2025, the Group entered into a short-term unsecured working capital loan facility with a bank in the PRC in the amount of RMB100,000,000. As at December 31, 2025, US$12,311,000 (RMB86,534,600) was drawn from the facility.

In August 2025, the Group entered into a short-term working capital loan facility with a bank in the PRC in the amount of RMB100,000,000, which was guaranteed by a subsidiary of the Company. As of December 31, 2025, US$14,227,000 (RMB100,000,000) was drawn from the facility.

In October 2024, the Group obtained a one-year term credit line up to RMB50,000,000 from a bank in the PRC. As of December 31, 2024 and 2025, US$1,391,000 (RMB10,000,000) and US$7,114,000 (RMB50,000,000) was drawn from the facility, respectively.

As of December 31, 2024 and 2025, the Group’s had short-term borrowings from banks with interest rates of 1.7% and 1.6% to 2.2% per annum, respectively. As of December 31, 2024 and 2025, the weighted average interest rate of these borrowings was 1.7% and 2.0% per annum, respectively.

16.          Bank borrowings (Continued)

(b)	In May 2024, the Group obtained a long-term working capital loan facility from a bank in the PRC in the amount of RMB300,000,000 priced at the 1-year China LPR less 40 basis points on the drawdown date, which was pledged by the Group’s land use rights and building of Xunlei Tower. This loan facility was supplemented in May 2025 to the amount of RMB365,000,000.

RMB100,000,000 were drawn down in May 2024, December 2024 and May 2025, respectively, under the loan facility with three-year term, 5% of the principal shall be repaid semi-annually commencing from the 12th month following the loan disbursement, with the remaining outstanding principal repaid in full upon expiration of the 3-year term. The undrawn amount was RMB100,000,000 and RMB65,000,000 as of December 31, 2024 and 2025, respectively.

The outstanding long-term bank borrowings were US$27,823,000 (RMB200,000,000) and US$41,970,000 (RMB295,000,000) as of December 31, 2024 and 2025, respectively.

The scheduled maturities of bank long-term borrowings, including the portion due within one year which were recorded in “long-term bank borrowings, current portion”, as of December 31, 2025 are as follows:

(In thousands)	Principal amounts
Within 1 year	3,557
Between 1 to 2 years	4,197
Between 2 to 3 years	34,216
Total	41,970